Aberdeen Multi-Manager Alternative Strategies Fund II
Aberdeen Multi-Manager Alternative Strategies Fund II
ABERDEEN FUNDS Aberdeen Multi-Manager Alternative Strategies Fund II (the “Fund”) Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016, as supplemented to date
Average Annual Total Returns (for the periods ended December 31, 2015)
The following replaces the table in the section entitled “Performance - Annual Total Returns” on page 11 in the Prospectus:
Average Annual Returns - Aberdeen Multi-Manager Alternative Strategies Fund II	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	0.25%	0.86%	Feb. 03, 2014
Class A Shares	(5.64%)	(2.42%)	Feb. 03, 2014
Class C Shares	(0.93%)	0.66%	Feb. 03, 2014
Class R Shares	0.07%	0.66%	Feb. 03, 2014
After Taxes on Distributions | Institutional Class Shares	0.14%	(0.02%)
After Taxes on Distributions and Sale of Shares | Institutional Class Shares	0.23%	0.30%
HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)	2.86%	1.62%	Feb. 03, 2014
MSCI World Index (reflects no deduction for fees, expenses or taxes)	(0.32%)	5.64%	Feb. 03, 2014
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	2.39%	Feb. 03, 2014

This supplement is dated April 27, 2016. Please retain this supplement for future reference.